Note 5 - Investment in Interest-earning Time Deposits - Investment in Interest-earnings Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Due in one year or less	$ 761	$ 2,849
Due after one year through five years	4,118	3,249
Total	$ 4,879	$ 6,098